Document and Entity Information	Nov. 17, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	PAYSAFE LIMITED
Entity Central Index Key	0001833835
Current Fiscal Year End Date	--12-31
Entity File Number	001-40302
Entity Address, Address Line One	25 Canada Square
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Contact Personnel Name	Paysafe Limited
Entity Address, Postal Zip Code	E14 5LQ